Liabilities related to associates and joint ventures (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Additional provision	$ 27	$ 129
Amount claim from federal public	43,839	$ 54,502	$ 39,545
Public Civil Claim Filed By Federal Government And Others [Member]
IfrsStatementLineItems [Line Items]
Amount claim from federal public	29,000
Samarco Minerao S. A. [Member]
IfrsStatementLineItems [Line Items]
Proceeds from debt used for working capital	21
Additional provision	1,620
Expenses incurred	$ 571